Acquisition of aircraft - Schedule of future commitments related to aircraft acquisition (Detail) - Aircraft And Engines [Member] - USD ($) $ in Thousands	Jan. 06, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments		$ 6,735,550
Events After Reporting Period [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	$ 5,700,127
Less than one year [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments		364,332
Less than one year [member] | Events After Reporting Period [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	10,913
1-3 years [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments		797,170
1-3 years [member] | Events After Reporting Period [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	74,538
3-5 years [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments		2,570,507
3-5 years [member] | Events After Reporting Period [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	524,567
More than 5 years [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments		$ 3,003,541
More than 5 years [member] | Events After Reporting Period [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	$ 5,090,109